Premises and Equipment (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Leases expense	$ 429,000
Operating leases, rent expense, net		$ 418,000